Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (1,020,000)	$ (988,000)	$ (1,305,000)	$ (1,366,000)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities
Depreciation of property and equipment	711,000	580,000	2,499,000	2,072,000
Stock-based compensation	964,000	474,000	1,047,000	797,000
Amortization of Finance Lease Right-of-Use Assets	49,000	49,000	197,000	176,000
Amortization of Operating Lease Right-of-Use Assets	168,000	182,000	676,000	676,000
Deferred gain on sale	(9,000)	(10,000)	(39,000)	(38,000)
(Gain)/Loss on sale of equipment			(68,000)	(15,000)
Allowance for credit losses	165,000	20,000	68,000	52,000
Amortization of deferred financing costs		17,000	69,000	68,000
(Increase) Decrease in Operating Assets:
Accounts receivable	(579,000)	2,097,000	1,761,000	(1,060,000)
Inventory	(1,021,000)	(124,000)	(5,450,000)	1,040,000
Prepaid expenses and other current assets	(374,000)	5,000	(395,000)	(74,000)
Contract costs receivable		296,000	296,000
Prepaid taxes	(1,000)	(2,000)	(20,000)	(19,000)
Deposits and other assets	26,000	252,000	29,000	375,000
Increase (Decrease) in Operating Liabilities:
Accounts payable and accrued expenses	(725,000)	(552,000)	888,000	961,000
Operating lease liabilities	(229,000)	(239,000)	(881,000)	(879,000)
Customer deposits	577,000	(532,000)	(724,000)	(2,442,000)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	(1,298,000)	1,525,000	(1,352,000)	324,000
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(425,000)	(1,217,000)	(3,322,000)	(2,301,000)
Proceeds from sale of fixed assets			200,000	16,000
NET CASH USED IN INVESTING ACTIVITIES	(425,000)	(1,217,000)	(3,122,000)	(2,285,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Note payable – revolver – net – Current Credit Facility	1,665,000	(1,701,000)	4,713,000	2,101,000
Proceeds from term loan – Current Credit Facility		1,640,000	1,640,000	1,006,000
Proceeds from term loan – Solar Facility				8,000
Proceeds from Common Stock issued for cash		855,000	4,638,000	327,000
Payments for taxes related to net share settlement of equity awards			(127,000)
Payments of Subordinated Notes – related party		(1,291,000)	(1,291,000)
Payments of term loan – Current Credit Facility	(262,000)	(223,000)	(1,010,000)	(869,000)
Payments of Solar Credit Facility	(14,000)
Payments of finance lease obligations	(58,000)	(54,000)	(223,000)	(196,000)
Payments of loan payable – financed asset	(2,000)	(2,000)	(9,000)	(9,000)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	1,329,000	(776,000)	8,331,000	2,368,000
NET DECREASE IN CASH	(394,000)	(468,000)	3,857,000	407,000
CASH AT BEGINNING OF PERIOD	4,610,000	753,000	753,000	346,000
CASH AT END OF PERIOD	4,216,000	285,000	4,610,000	753,000
Supplemental cash flow information
Cash paid during the period for interest	508,000	432,000	1,829,000	1,849,000
Cash paid during the period for taxes	2,000	17,000	$ 21,000	20,000
Supplemental disclosure of non-cash investing and financing activities:
Financing from Solar Credit Facility directly to contractor				533,000
Acquisition of financed lease asset				$ 319,000